Schedule of Balances with Related Parties (Details) - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party	$ 71,771	$ 3,947
TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party		358,626	$ 33,296
HOSAYSAN [Member] | TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party			33,296
The Sire Group Ltd [Member] | TALENTEC SDN. BHD. [Member]
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party		$ 358,626